Restatement of Previously Issued Financial Statements - Summary of Effect of Restatement on Each Financial Statement Line Items (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2021	Dec. 15, 2020	Jun. 28, 2020
Balance Sheet
Total liabilities	$ 84,871,936	$ 84,871,936	$ 30,765,703		$ 29,884,353
Class A Common Stock subject to possible redemption			334,443,000		334,443,000
Allocation of underwriters' discounts, offering costs and deferred fees to Class A shares			(19,258,050)		(19,106,888)
Immediate accretion to redemption amount			29,815,050		29,663,888
Total temporary equity	345,000,000	345,000,000	345,000,000		345,000,000
Accumulated deficit	(83,763,787)	(83,763,787)	(29,200,648)		(28,211,250)
Total stockholders' equity (deficit)	(83,762,924)	(83,762,924)	(29,199,785)	$ (59,181,949)	(28,210,387)	$ 0
Statement of Operations
Warrant liability expense	(23,154,000)	(49,826,500)	(794,500)
Allocated expense for warrant issuance cost			(607,898)
Loss before income taxes	(24,580,975)	(54,528,736)	(1,527,508)
Net loss	(24,580,975)	(54,555,009)	(1,501,235)
Total comprehensive loss			(1,501,235)
Statement of Cash Flows
Net loss		(54,555,009)	(1,501,235)
Issuance costs related to warrant liability			607,898
Changes in fair value warrants derivative liability	23,154,000	49,826,500	794,500
Public Warrants
Balance Sheet
Warrants derivative liability	41,331,000	41,331,000	11,040,000		10,557,000
Statement of Operations
Warrant liability expense		(30,291,000)	(483,000)
Statement of Cash Flows
Changes in fair value warrants derivative liability		30,291,000	483,000
Private Warrants
Balance Sheet
Warrants derivative liability	26,655,500	26,655,500	7,120,000		6,808,500
Class A Common Stock
Balance Sheet
Common stock value	0	0	$ 0
Total stockholders' equity (deficit)						0
Statement of Operations
Net loss	$ (19,664,780)	$ (43,650,511)
Weighted-average shares outstanding	34,500,000	34,500,000	3,170,550
Common stock - basic and diluted	$ (0.57)	$ (1.27)	$ (2.14)
Class F Common Stock
Balance Sheet
Common stock value	$ 863	$ 863	$ 863
Total stockholders' equity (deficit)	863	863	$ 863	$ 863		$ 0
Statement of Operations
Net loss	$ (4,916,195)	$ (10,912,628)
Weighted-average shares outstanding	8,625,000	8,625,000	11,457,666
Common stock - basic and diluted	$ (0.57)	$ (1.27)	$ (2.14)
As Previously Reported
Balance Sheet
Total liabilities			$ 12,605,703		12,518,853
Class A Common Stock subject to possible redemption			328,960,210		329,155,110
Total temporary equity			328,960,210		329,155,110
Additional paid-in capital			5,097,819		5,058,855
Accumulated deficit			(98,837)		(59,873)
Total stockholders' equity (deficit)			5,000,005		5,000,003
Statement of Operations
Loss before income taxes			(125,110)
Net loss			(98,837)
Total comprehensive loss			(98,837)
Statement of Cash Flows
Net loss			(98,837)
As Previously Reported | Class A Common Stock
Balance Sheet
Common stock value			$ 160		158
Statement of Operations
Weighted-average shares outstanding			3,153,300
Common stock - basic and diluted			$ 0.00
As Previously Reported | Class F Common Stock
Statement of Operations
Weighted-average shares outstanding			11,395,997
Common stock - basic and diluted			$ (0.01)
Adjustments
Balance Sheet
Total liabilities			$ 18,160,000		17,365,500
Class A Common Stock subject to possible redemption			5,482,790		5,287,890
Allocation of underwriters' discounts, offering costs and deferred fees to Class A shares			(19,258,050)		(19,106,888)
Immediate accretion to redemption amount			29,815,050		29,663,888
Total temporary equity			16,039,790		15,844,890
Additional paid-in capital			(5,097,819)		(5,058,855)
Accumulated deficit			(29,101,811)		(28,151,377)
Total stockholders' equity (deficit)			(34,199,790)		(33,210,390)
Statement of Operations
Warrant liability expense			(794,500)
Allocated expense for warrant issuance cost			(607,898)
Loss before income taxes			(1,402,398)
Net loss			(1,402,398)
Total comprehensive loss			(1,402,398)
Statement of Cash Flows
Net loss			(1,402,398)
Issuance costs related to warrant liability			607,898
Changes in fair value warrants derivative liability			794,500
Adjustments | Public Warrants
Balance Sheet
Warrants derivative liability			11,040,000		10,557,000
Adjustments | Private Warrants
Balance Sheet
Warrants derivative liability			7,120,000		6,808,500
Adjustments | Class A Common Stock
Balance Sheet
Common stock value			$ (160)		$ (158)
Statement of Operations
Weighted-average shares outstanding			17,250
Common stock - basic and diluted			$ (2.14)
Adjustments | Class F Common Stock
Statement of Operations
Weighted-average shares outstanding			61,669
Common stock - basic and diluted			$ (2.13)